Defined benefit plan (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Weighted-Average Assumptions used to calculate benefit obligations
Discount rate (as a percent)	4.75%
Weighted-Average Assumptions used to calculate benefit expense
Discount rate (as a percent)	4.75%
Rate of return on plan assets (as a percent)	5.50%
Period over which corporate AA rated yield curve extrapolated to derive CIA/Natcan curve (in years)	10
Maturity period of corporate bonds rated AA (in years)	10
Pension plan assets weighted average allocations
Canadian equity investment (as a percent)	30.00%
U.S. equity (as a percent)	14.00%
International equity (as a percent)	13.00%
Canadian fixed income (as a percent)	40.00%
International fixed income (as a percent)	3.00%
Total pension plan assets weighted average allocations	100.00%
Expected future benefit payments
2012	$ 225
2013	252
2014	293
2015	319
2016	362
2017-2021	$ 412
Minimum
Weighted-Average Assumptions used to calculate benefit obligations
Rate of compensation increase (as a percent)	3.00%
Weighted-Average Assumptions used to calculate benefit expense
Rate of compensation increase (as a percent)	3.00%
Maximum
Weighted-Average Assumptions used to calculate benefit obligations
Rate of compensation increase (as a percent)	4.00%
Weighted-Average Assumptions used to calculate benefit expense
Rate of compensation increase (as a percent)	4.00%